UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smith Management LLC
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Address:   885 Third Avenue, 34th Floor
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           New York, New York 10022
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Form 13F File Number:     028-13783
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Pursuant to a certain restructuring effective as of May 1, 2010, certain of the securities holdings and accounts previously managed by Smith Management LLC are now under the investment discretion of Alden Global Capital Limited ("AGCL"). AGCL has made a separate 13F filing for the March 31, 2011 reporting period.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Del Bosco
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Title:     Vice President
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Phone:     212.888.7219
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Signature, Place, and Date of Signing:

/s/ Thomas Del Bosco             New York, New York          May 16, 2011
------------------------   ------------------------        ------------------
      [Signature]                 [City, State]                [Date]
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        0
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Form 13F Information Table Value Total:        $ 0
                                               -------------
                                                (thousands)


List of Other Included Managers:

NONE